Allowance for expected credit losses - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	£ (603,983)	£ (584,365)
Base case
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Probability of default weight (in percent)	30.00%	30.00%
Downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Probability of default weight (in percent)	30.00%	30.00%
Upside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Probability of default weight (in percent)	30.00%	30.00%
Severe downside
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Probability of default weight (in percent)	10.00%	10.00%
Retail – UK mortgages
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	£ (323,087)	£ (312,280)
Accumulated impairment
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	3,201	3,453
Accumulated impairment | Judgemental adjustments £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	225	(40)
Accumulated impairment | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	354	354
Accumulated impairment | Retail – UK mortgages
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	726	848	£ 1,105
Accumulated impairment | Retail – UK mortgages | Judgemental adjustments £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	108	132
Accumulated impairment | Retail – UK mortgages | Judgemental adjustments £m | Repossession risk
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	85	110
Accumulated impairment | Retail – UK mortgages | Judgemental adjustments £m | Mortgage accounts in specific segments
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	13	13
Accumulated impairment | Retail – UK mortgages | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	0
Accumulated impairment | Commercial Banking
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	824	874
Accumulated impairment | Commercial Banking | Judgemental adjustments £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	(21)	(255)
Accumulated impairment | Commercial Banking | Judgemental adjustments £m | Loss given default alignment (LGD)
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	50	(80)
Accumulated impairment | Commercial Banking | Judgemental adjustments £m | Corporate insolvency rates
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	(119)	(248)
Accumulated impairment | Commercial Banking | Judgemental adjustments £m | Corporate income gearing (CIG)
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	36
Accumulated impairment | Commercial Banking | Judgemental adjustments £m | Commercial real estate (CRE) price reduction
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	35
Accumulated impairment | Commercial Banking | Judgemental adjustments £m | Global tariff and geo-political disruption risks
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	48	0
Accumulated impairment | Commercial Banking | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	354	354
Accumulated impairment | Commercial Banking | Individually assessed £m | Minimum
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	276	309
Accumulated impairment | Commercial Banking | Individually assessed £m | Maximum
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	439	437
Accumulated impairment | Retail – credit cards
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	514	579
Accumulated impairment | Retail – credit cards | Judgemental adjustments £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	63	(7)
Accumulated impairment | Retail – credit cards | Judgemental adjustments £m | Extension of modelled lifetime on retail revolving products
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	49	55
Accumulated impairment | Retail – credit cards | Judgemental adjustments £m | Loss given default alignment (LGD)
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	(57)
Accumulated impairment | Retail – credit cards | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	0
Accumulated impairment | Other Retail | Judgemental adjustments £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	75	90
Accumulated impairment | Other Retail | Judgemental adjustments £m | Extension of modelled lifetime on retail revolving products
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	9	10
Accumulated impairment | Other Retail | Judgemental adjustments £m | Loss given default alignment (LGD)
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	25	47
Accumulated impairment | Other Retail | Individually assessed £m
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	0	0
Accumulated impairment | Financial assets at amortised cost
Schedule of Allowance Account for Credit Losses of Financial Assets [Line Items]
Total	£ 3,006	£ 3,188